Derivative Instruments and Hedging Activities - Additional Information (Details) $ in Millions	Dec. 31, 2021 USD ($) interest_rate_swap	Dec. 31, 2020 USD ($)
Derivative [Line Items]
Number of Derivatives | interest_rate_swap	2
Derivative
Derivative [Line Items]
Restricted cash - current and - long-term	$ 2.9	$ 3.8
Interest Rate Swaps And Cross Currency Swaps Agreement [Member]
Derivative [Line Items]
Fair value, asset	7.1	4.5
Fair value, liability	$ 36.9	$ 73.7